CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details)	1 Months Ended	12 Months Ended
	May 17, 2011 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				¥ 800,000,000			$ 6,000,000	¥ 300,000,000
Stated interest rate									7.37%
Fair value of convertible notes				423,739,708
Foreign exchange gain (loss)			¥ 845,071	¥ 43,055,871
Derivative, fair value | $						$ 846,718
Capped Call Option [Member]
Debt Instrument [Line Items]
Convertible debt, conversion rate	48.21
Premium paid for derivative | $	$ 18,000,000
Derivative, fair value											¥ 17,490,323
2016 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 125,000,000					1,000
Debt issuance date					May 17, 2011
Debt maturity date					May 15, 2016
Stated interest rate	4.00%
Convertible debt, conversion rate	29.6307
Convertible debt, conversion price | $ / shares	$ 33.75
Debt covenant, ownership interest threshold	50.00%
Face value of notes repurchased | $					$ 2,000,000					$ 100,500,000		$ 22,500,000
Percentage of notes repurchased			80.40%	18.00%	1.60%
Percentage of price redeemed at			99.00%	96.00%	41.00%
Foreign exchange gain (loss)				¥ 392,924
Gain (loss) from change in fair value of convertible senior notes				¥ 5,533,892
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 150,000,000
Stated interest rate		4.00%				4.00%
Convertible debt, conversion rate		21.8221
Convertible debt, conversion price | $ / shares						$ 45.83
Debt covenant, ownership interest threshold	50.00%
Face value of notes repurchased | $							$ 61,100,000			$ 88,900,000
Percentage of notes repurchased				59.30%
Percentage of price redeemed at				96.00%
Fair value of convertible notes		¥ 68,632	¥ 65,342
Gain (loss) from change in fair value of convertible senior notes				¥ 86,482,065
Convertible Notes 2016 and 2019 [Member]
Debt Instrument [Line Items]
Change in fair value of convertible senior notes and capped call option				¥ (18,226,535)